ACCOUNTS RECEIVABLE (Schedule Of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable
Accounts receivable	$ 20,990	$ 17,101
Allowance of doubtful accounts	(2,946)	(1,143)
Accounts receivable, net	$ 18,044	$ 15,958